Note 18 - Related Party Transactions - Activity of Related Party Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, Beginning	$ 1,025,543	$ 1,816,609
New Loans	1,050,393	2,379,026
Repayments	(1,106,606)	(3,170,092)
Transactions Due to Changes in Directors	(224,693)
Balance, Ending	$ 744,637	$ 1,025,543